Cover	Mar. 27, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K, filed with the Securities and Exchange Commission by Future FinTech Group Inc. (the “Company”) on April 1, 2025 (the “Form 8-K”), is being filed for the sole purpose of correcting an typo of the new CUSIP number for the Company’s shares of common stock post-Reverse Stock Split in the last paragraph of Item 5.03 of the Form 8-K, which should be 36117V303 instead of 36117V3033. No other changes have been made to the Form 8-K.
Document Period End Date	Mar. 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-34502
Entity Registrant Name	Future FinTech Group Inc.
Entity Central Index Key	0001066923
Entity Tax Identification Number	98-0222013
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Americas Tower
Entity Address, Address Line Two	1177 Avenue of The Americas
Entity Address, Address Line Three	Suite 5100
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	888
Local Phone Number	622-1218
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FTFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false